================================================================================

                               Managed Municipals
                                Portfolio II Inc.



                                Quarterly Report

                                  May 31, 1998

                                     [LOGO]

================================================================================

                                     [LOGO]

                               Managed Municipals
                                Portfolio II Inc.


                                  May 31, 1998

================================================================================

Dear Shareholder:

     We are pleased to provide the quarterly report for the Managed Municipal Portfolio II Inc. ("Fund") for the period ended May 31, 1998. Over the nine months covered by this report, the Fund distributed income dividends totaling $0.43 per share. The table below shows the annualized distribution rate and nine-month total return based on the Fund's May 31, 1998 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price.

             Price                   Annualized                 Nine-Month
           Per Share             Distribution Rate*            Total Return
           ---------             ------------------            ------------
           $12.41(NAV)                 4.83%                      7.52%
           $11.063(NYSE)               5.42%                     (0.37)%

     In comparison, general closed-end municipal bond funds posted an average total return on NAV of 8.20% for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major fund-tracking organization.)

Municipal Bond Market Update

     The past year under review has seen a clear dichotomy develop between domestic and international pressures on the bond markets. Recently, the weakness in Southeast Asia has kept inflationary pressures low and has provided a soft economic backdrop, which in turn has helped to support bond prices. With respect to the U.S. economy, the data has been quite different and indicates powerful economic growth, tight labor markets and some signs of higher inflationary pressures. These conditions would normally point to a Federal Reserve Board ("Fed") tightening of short-term interest rates and weakening bond prices. However, Asia's problems have put Fed monetary policy temporarily on hold and have


----------
* This distribution assumes that the current monthly income dividend rate of $0.05 per share will be paid for twelve months.


-------------------------------------[LOGO]-------------------------------------
created a classic standoff between the bulls and the bears. Some investors may perceive this standoff as relative calm in a market that is actually more turbulent than it may appear. While the market may seem calm on the surface, pressures from both viewpoints are building. We expect that one side will ultimately prevail and become dominant, probably before the end of the year. In our opinion, current domestic concerns should outweigh foreign considerations among Fed policy-makers.

Investment Strategy

     The yield curve has become extremely flat in the last few months. (The yield curve shows the difference between short- and long-term yields.) That means there is little extra yield being offered by owning longer maturity bonds and taking on the added risks of higher interest rate volatility.

     We have attempted to increase the Fund's coupon and decrease its average maturity from where we were last year. (Coupon is the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value. Average maturity is a dollar weighted average maturity of bonds contained in the portfolio.) While this may be a more conservative investment strategy, for us this appears to be a rare opportunity to come in shorter on the yield curve in the municipal bond market without any appreciable sacrifice in the income stream. With today's low interest rates, we think our strategy is prudent.

     As of May 31, 1998, approximately 82% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Ratings Group or Moody's Investor Service Inc., with about 49% of the Fund invested in AAA/Aaa bonds, the highest rating. (Investment-grade bonds are those rated in one of the four highest ratings categories by nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.) The Fund's largest holdings are concentrated in general obligation bonds (11.5%), transportation bonds (10.6%) and water and sewer bonds (9.7%).

Municipal Bond Market Outlook

     Municipal bonds today trade at approximately 90% of 30-year U.S. Treasury bonds, which is an extremely attractive after-tax spread. U.S. Treasury bond rates have been pushed down by several forces, but most recently by foreign capital exiting Asia in a "flight to quality." Because these foreign investors do not gain any benefit from tax-exempt income, municipal bonds have not appreciated as much as U.S.


-------------------------------------[LOGO]-------------------------------------

Treasurys of late. It also means that when the tide turns, the Fund's currently more defensive investment strategy should hold us in good stead in any future market sell-off.

     We have also seen a significant increase in the volume of new issues in the municipal bond market taking advantage of historically low interest rates. We believe the municipal market is comparatively inexpensive and provides us with a broad spectrum of securities to choose from. For us, that means the issues we will consider will probably remain high in credit quality and somewhat shorter in maturity than in past market cycles.

     In closing, thank you for investing in the Managed Municipals Portfolio II Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,



/s/ HEATH B. MCLENDON                   /s/ J.P. DEANE

Heath B. McLendon                       Joseph P. Deane
Chairman                                Vice President and
                                        Investment Officer

June 30, 1998


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                                        3

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. The Fund's complete Plan begins on page 23. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of the most recently determined NAV per share or 95% of the market price, whichever is greater.

If the NAV per share at the time of valuation is greater than the market price of the common stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, the Fund will buy common stock for your account in the open market or on the New York Stock Exchange.

If the Fund begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV before the purchases are completed, the Fund will attempt to cancel any remaining orders and issue the remaining dividend or distribution in shares at the Fund's NAV per share. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Dividend Reinvestment Plan and about how you can participate, please call First Data Investors Services Group at (800) 331-1710.

--------------------------------------------------------------------------------


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                                        4

================================================================================
                             Schedule of Investments
                            May 31, 1998 (unaudited)
================================================================================

  Face
 Amount       Ratings                       Security                       Value
===================================================================================
Alaska -- 2.2%
$   2,895,000 A2*        Alaska Industrial Development & Export
                           Authority, Series A, 6.500% due 4/1/14(a)    $ 3,075,937
-----------------------------------------------------------------------------------
California -- 11.8%
    2,500,000 Baa3*      California Educational Facilities Authority
                           Revenue, (Pooled College & University
                           Projects), Series A, 5.625% due 7/1/23         2,528,125
    1,000,000 AAA        California Health Facilities Finance Authority
                           Revenue, UCSF-Stanford Health Care,
                           Series A, FSA-Insured, 5.000% due 11/15/18       985,000
    5,105,000 AAA        Los Angeles, CA Metropolitan Transportation
                           Authority, Sales Tax Revenue, Series A,
                           MBIA-Insured, 5.250% due 7/1/18                5,168,812
    1,000,000 AAA        Los Angeles, CA Public Works Finance
                           Authority Revenue, Series A, Multiple
                           Capital Facilities, (Project V),
                           AMBAC-Insured, 5.125% due 6/1/17               1,003,750
                         Metropolitan Water District, Southern
                           California Water Works:
    1,465,000 AA              Series A, 5.000% due 7/1/16                 1,457,675
    2,500,000 AAA             Series B, MBIA-Insured,
                                4.750% due 7/1/21                         2,368,750
    2,200,000 AAA        Roseville, CA Water Utility Revenue, COP,
                           FGIC-Insured, 5.200% due 12/1/18               2,211,000
    1,000,000 AAA        San Jose, CA Redevelopment Agency,
                           (Tax Revenue Project), MBIA-Insured,
                           5.250% due 8/1/16                              1,015,000
-----------------------------------------------------------------------------------
                                                                         16,738,112
-----------------------------------------------------------------------------------
Colorado -- 15.8%
    1,000,000 Aaa*       Arapahoe County, CO Capital Improvement
                           Transportation Fund, Highway Revenue,
                           (Pre-Refunded -- Escrowed with
                           U.S. government securities to 8/31/05
                           Call @ 103), 7.000% due 8/31/26                1,192,500
    4,000,000 BBB+       Colorado Springs, CO Airport Revenue,
                           Series A, 7.000% due 1/1/22(a)(b)              4,375,000
   30,000,000 Aaa*       Dawson Ridge, CO Metropolitan District
                           No. 1, Series A, (Escrowed to maturity
                           with REFCO Strips), zero coupon bond
                           to yield 6.644% due 10/1/22                    8,175,000

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                       May 31, 1998 (unaudited)(continued)
================================================================================

  Face
 Amount       Ratings                       Security                       Value
===================================================================================
Colorado -- 15.8% (continued)
                         Denver, CO Airport Revenue, Series C:
$   3,465,000 Baa1*        6.125% due 11/15/25(a)(b)                    $ 3,620,925
    2,785,000 NR           Partially Escrowed to maturity
                              with U.S. government securities,
                              6.125% due 11/15/25(a)(b)                   3,147,050
    2,000,000 AAA        E-470 Public Highway Authority,
                           CO Revenue, Series A, MBIA-Insured,
                           5.000% due 9/1/15                              1,987,500
-----------------------------------------------------------------------------------
                                                                         22,497,975
-----------------------------------------------------------------------------------
District of Columbia -- 0.7%
    1,000,000 AAA        District of Columbia Revenue, American
                           Association for the Advancement of Science,
                           AMBAC-Insured, 5.125% due 1/1/27                 990,000
-----------------------------------------------------------------------------------
Florida -- 4.5%
    1,500,000 BBB-       Martin County, FL IDA, Indiantown
                           Cogeneration, Series A, 7.875%
                           due 12/15/25(a)                                1,745,625
    4,000,000 NR         Tampa, FL Revenue Bonds, (Florida Aquarium
                           Inc. Project), (Pre-Refunded -- Escrowed
                           with U.S. government securities to 5/1/02,
                           Call @ 102), 7.750% due 5/1/27(b)(c)           4,585,000
-----------------------------------------------------------------------------------
                                                                          6,330,625
-----------------------------------------------------------------------------------
Hawaii -- 1.4%
    2,000,000 AAA        Hawaii State GO, Series CP, FGIC-Insured,
                           5.000% due 10/1/16                             1,975,000
-----------------------------------------------------------------------------------
Illinois -- 3.0%
    1,000,000 Aaa*       Illinois Health Facilities Authority,
                           Memorial Health System, MBIA-Insured,
                           5.250% due 10/1/18                             1,007,500
                         Kane County, IL GO School District No. 129,
                           Aurora West Side, FGIC-Insured:
      590,000 Aaa*            5.500% due 2/1/11                             620,975
      675,000 Aaa*            5.500% due 2/1/12                             707,062
    1,000,000 Aaa*            5.125% due 2/1/14                           1,007,500
    1,000,000 Aaa*            5.000% due 2/1/16                             990,000
-----------------------------------------------------------------------------------
                                                                          4,333,037
-----------------------------------------------------------------------------------
Iowa -- 1.2%
    1,500,000 AA-        Dawson, IA IDR, (Cargill Inc. Project),
                           6.500% due 7/15/12                             1,631,250
-----------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                       May 31, 1998 (unaudited)(continued)
================================================================================

  Face
 Amount       Ratings                       Security                       Value
===================================================================================
Maryland -- 0.9%
$   4,000,000 NR         Maryland State Energy Financing
                           Administration, Solid Waste Disposal
                           Revenue, (Hagerstown Recycling Project),
                           9.000% due 10/15/16(a)(d)                    $ 1,240,000
-----------------------------------------------------------------------------------
Massachusetts -- 3.2%
    4,000,000 NR         Massachusetts Solid Waste Disposal Revenue,
                           Massachusetts Recycling Association,
                           Series A, 9.000% due 8/1/16(a)(d)              1,500,000
    1,000,000 AAA        Massachusetts State Housing Finance Agency,
                           Housing Development, Series B,
                           MBIA-Insured, 5.300% due 12/1/17               1,007,500
                         Massachusetts State Water Resource Authority,
                           MBIA-Insured:
    1,000,000 AAA             Series B, 5.000% due 12/1/25                  975,000
    1,000,000 AAA             Series C, 5.250% due 12/1/20                1,005,000
-----------------------------------------------------------------------------------
                                                                          4,487,500
-----------------------------------------------------------------------------------
Michigan -- 7.1%
    4,000,000 NR         Michigan State Strategic Fund Resource
                           Recovery, Central Wayne Energy, Series A,
                           7.000% due 7/1/27                              4,015,000
    5,600,000 NR         Midland County, MI Economic Development
                           Corp., PCR, Limited Obligation, Series B,
                           9.500% due 7/23/09(a)(b)                       6,160,000
-----------------------------------------------------------------------------------
                                                                         10,175,000
-----------------------------------------------------------------------------------
Missouri -- 1.4%
    1,000,000 AAA        Fenton, MO COP (Capital Improvements
                           Project), MBIA-Insured, 5.125% due 9/1/17      1,001,250
    1,000,000 AAA        St. Louis, MO Board of Education, GO,
                           Missouri Direct Deposit Program, Series B,
                           FGIC-Insured, 5.000% due 4/1/16                  993,750
-----------------------------------------------------------------------------------
                                                                          1,995,000
-----------------------------------------------------------------------------------
Montana -- 1.4%
    2,000,000 NR         Montana State Board of Investments Resource
                           Recovery, (Yellowstone Energy Project),
                           7.000% due 12/31/19(a)                         2,032,500
-----------------------------------------------------------------------------------
Nevada -- 3.6%
    4,650,000 Baa2*      Clark County, NV IDR, Southwest Gas
                           Corporation, 7.500% due 9/1/32(a)(b)           5,167,312
-----------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                       May 31, 1998 (unaudited)(continued)
================================================================================

  Face
 Amount       Ratings                       Security                       Value
===================================================================================
New Jersey -- 2.3%
$     780,000 AAA        Essex County, NJ Improvement Authority
                           Revenue, Utility System (Orange Franchise),
                           Series A, MBIA-Insured, 5.375% due 7/1/18    $   803,400
    1,000,000 AAA        Middlesex County, NJ COP, MBIA-Insured,
                           5.200% due 6/15/18                             1,013,750
    1,500,000 BB         Union County, NJ Utilities Authority,
                           Solid Waste Revenue, Series A,
                           7.200% due 6/15/14(a)                          1,503,750
-----------------------------------------------------------------------------------
                                                                          3,320,900
-----------------------------------------------------------------------------------
New York -- 7.1%
                         Long Island Power Authority, NY Electric
                           System Revenue, Series A:
    2,000,000 A-              5.500% due 12/1/29                          2,020,000
    1,000,000 AAA             FSA-Insured, 5.000% due 12/1/18               982,500
                         New York State Dormitory Authority Revenue:
    1,135,000 AAA          Barnard College, AMBAC-Insured,
                              5.250% due 7/1/16                           1,150,606
    1,000,000 AAA          City University System, Series A,
                              FGIC-Insured, 5.000% due 7/1/16               990,000
    1,500,000 AAA          Mental Health Services Facilities,
                              FSA-Insured, 5.125% due 8/15/17             1,503,750
    1,000,000 AAA          Montefiore Medical Center, AMBAC/FHA-
                              Insured, 5.250% due 2/1/15                  1,016,250
    1,000,000 AAA          Municipal Health Facility Improvement,
                              Series A, FSA-Insured, 5.500% due 5/15/16   1,043,750
    1,500,000 AAA        New York State Local Government Assistance
                           Corp., Series B, MBIA-Insured,
                           4.875% due 4/1/20                              1,453,125
-----------------------------------------------------------------------------------
                                                                         10,159,981
-----------------------------------------------------------------------------------
North Carolina -- 1.1%
    1,500,000 A*         Coastal Regional Solid Waste Management
                           Disposal Authority, North Carolina Solid
                           Waste Revenue, 6.500% due 6/1/08               1,616,250
-----------------------------------------------------------------------------------
Ohio -- 0.9%
    1,220,000 AAA        Ohio State Higher Educational Facility
                           Community Revenue, University of Dayton,
                           AMBAC-Insured, 5.350% due 12/1/17              1,261,175
-----------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                       May 31, 1998 (unaudited)(continued)
================================================================================

  Face
 Amount       Ratings                       Security                       Value
===================================================================================
Pennsylvania -- 1.7%
$   2,500,000 AAA        Altoona, PA City Authority Water Revenue,
                           FGIC-Insured, 5.000% due 11/1/19              $2,456,250
-----------------------------------------------------------------------------------
Puerto Rico -- 0.7%
    1,000,000 AAA        Puerto Rico Commonwealth Infrastructure
                           Financing Authority, Series A,
                           AMBAC-Insured, 5.000% due 7/1/16               1,003,750
-----------------------------------------------------------------------------------
South Carolina -- 4.5%
    2,000,000 AAA        Lexington County, SC Health Services District,
                           Hospital Revenue, FSA-Insured,
                           5.250% due 11/1/17                             2,030,000
    2,120,000 A3*        Myrtle Beach, SC COP, Myrtle Beach
                           Convention Center, 6.875% due 7/1/07           2,371,750
    2,000,000 AAA        Piedmont Municipal Power Agency, South
                           Carolina Electric Revenue, Series A,
                           MBIA-Insured, 4.875% due 1/1/16                1,945,000
-----------------------------------------------------------------------------------
                                                                          6,346,750
-----------------------------------------------------------------------------------
Tennessee -- 0.7%
    1,000,000 AA         Metropolitan Government Nashville & Davidson
                           County, TN Electrical Revenue, Series A,
                           5.125% due 5/15/15                             1,006,250
-----------------------------------------------------------------------------------
Texas -- 8.4%
    2,000,000 Aaa*       Amarillo, TX Health Facilities Corp., Baptist
                           St. Anthony's Hospital Corp., FSA-Insured,
                           5.000% due 1/1/22                              1,937,500
    1,000,000 Aaa*       Azle, TX ISD, PSFG, Series C,
                           5.000% due 2/15/22                               980,000
                         Burleson, TX ISD, GO, PSFG:
      435,000 Aaa*         6.750% due 8/1/24                                488,287
    1,065,000 Aaa*         Pre-Refunded -- Escrowed with
                              U.S. government securities to 8/1/06,
                              Call @ 100, 6.750% due 8/1/24(c)            1,239,394
    1,000,000 AA         Harris County, TX GO, (Toll Road Sub Lien),
                           5.125% due 8/15/17                             1,003,750
    1,500,000 AAA        Leander, TX ISD, PSFG, 5.625% due 8/15/16        1,530,900
    1,830,000 AA         Texas State GO, Water Development, Series D,
                           5.000% due 8/1/16                              1,818,563
    1,500,000 AAA        Texas Water Development Board Revenue,
                           State Revolving Fund, Senior Lien-B,
                           5.000% due 7/15/15                             1,507,500

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                       May 31, 1998 (unaudited)(continued)
================================================================================

  Face
 Amount       Ratings                       Security                       Value
===================================================================================
Texas -- 8.4% (continued)
$   1,510,000 AAA        West Texas Municipal Power Agency Revenue,
                           MBIA-Insured, 5.000% due 2/15/16             $ 1,493,013
-----------------------------------------------------------------------------------
                                                                         11,998,907
-----------------------------------------------------------------------------------
Virgin Islands -- 0.7%
    1,000,000 BBB-       Virgin Islands Public Finance Authority Revenue,
                           Series A, 5.500% due 10/1/22                   1,013,750
-----------------------------------------------------------------------------------
Virginia -- 8.5%
    2,000,000 AAA        Riverside, VA Regional Jail Facility,
                           Revenue Bonds, MBIA-Insured,
                           6.000% due 7/1/25                              2,175,000
    2,000,000 AA         Virginia College Building Authority,
                           VA Educational Facilities Revenue,
                           (21st Century College Program),
                           5.125% due 8/1/11                              2,075,000
                         Virginia State Housing Development Authority:
    1,245,000 AA+          Commonwealth Mortgage, Series D,
                              5.700% due 7/1/09                           1,316,588
    1,000,000 AAA          Mortgage Housing Revenue, MBIA-Insured,
                              5.600% due 7/1/12                           1,062,500
    4,210,000 AA+          Series F, 6.400% due 7/1/17                    4,478,388
      925,000 AA+          Series K, 5.900% due 11/1/11                     979,344
-----------------------------------------------------------------------------------
                                                                         12,086,820
-----------------------------------------------------------------------------------
Washington -- 0.7%
    1,000,000 AAA        Washington State Public Power Supply System,
                           (Nuclear Project No. 2), Series A,
                           FSA-Insured, 5.125% due 7/1/11                 1,020,000
-----------------------------------------------------------------------------------
West Virginia -- 1.3%
                         Marion County, WV County Commissioner,
                           Solid Waste Disposal Facilities Revenue,
                           Adirondak Recycling, Series A:
    1,645,517 NR              8.000% due 12/1/25(a)                       1,645,517
      229,975 NR              10.000% due 12/1/25(a)                        229,975
-----------------------------------------------------------------------------------
                                                                          1,875,492
-----------------------------------------------------------------------------------
Wisconsin -- 3.2%
                         Wisconsin Housing & Economic Development
                           Authority, Series A:
    2,000,000 AA              Home Ownership Revenue,
                                6.450% due 3/1/17                         2,142,500

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                       May 31, 1998 (unaudited)(continued)
================================================================================

  Face
 Amount       Ratings                       Security                       Value
===================================================================================
Adirondak Recycling,Wisconsin -- 3.2% (continued)
$   1,370,000 A1*             Housing Revenue, 5.650% due 11/1/23       $ 1,392,263
    1,000,000 AAA        Wisconsin State Health & Educational
                           Facilities, The Medical College of Wisconsin,
                           MBIA-Insured, 5.400% due 12/1/16               1,025,000
-----------------------------------------------------------------------------------
                                                                          4,559,763
-----------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $137,963,997**)                      $142,395,286
                                                                       ============
-----------------------------------------------------------------------------------

(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(b)  Security segregated by Custodian for open purchase commitment.
(c) Pre-Refunded bonds escrowed with U.S. government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(d)  Security is in default.
**   Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 12 and 13 for definition of ratings and certain security descriptions.

================================================================================
                   Summary of Investments by Combined Ratings
                            May 31, 1998 (unaudited)
================================================================================


================================================================================
                                                                 Percent of
Moody's           and/or            Standard & Poor's         Total Investments
================================================================================
  Aaa                                   AAA                          48.8%
  Aa                                    AA                           12.6
   A                                     A                            7.4
  Baa                                   BBB                          13.0
  BB                                    BB                            1.0
  NR                                    NR                           17.2
                                                                    -----
                                                                    100.0%
                                                                    =====
================================================================================

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                                  Bond Ratings
                                   (unaudited)
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  --   Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA   --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A    --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB  --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB   --   Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 is the lowest ranking within its generic category.

Aaa  --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   --   Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A    --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  --   Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


NR   --   Indicates that the bond is not rated by Standard & Poor's or Moody's.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                           Short-Term Security Ratings
                                   (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issued determined possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-2    -- Standard & Poor's second highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.


================================================================================
                              Security Descriptions
                                   (unaudited)
================================================================================

ABAG    --  Association of Bay Area Governments
AIG     --  American International Guaranty
AMBAC   --  AMBAC Indemnity Corporation
BAN     --  Bond Anticipation Notes
BIG     --  Bond Investors Guaranty
CGIC    --  Capital Guaranty Insurance Company
CHFCLI  --  California Health Facility
            Construction Loan Insurance
COP     --  Certificate of Participation
EDA     --  Economic Development Authority
FAIRS   --  Floating Adjustable Interest Rate Securities
FGIC    --  Financial Guaranty Insurance Company
FHA     --  Federal Housing Administration
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
FRTC    --  Floating Rate Trust Certificates
FSA     --  Financial Security Assurance
GIC     --  Guaranteed Investment Contract
GNMA    --  Government National Mortgage
            Association
GO      --  General Obligation
HDC     --  Housing Development Corporation
HFA     --  Housing Finance Authority
IDA     --  Industrial Development Authority
IDB     --  Industrial Development Board
IDR     --  Industrial Development Revenue
IFA     --  Industrial Finance Agency
INFLOS  --  Inverse Floaters
ISD     --  Independent School District
LOC     --  Letter of Credit
MBIA    --  Municipal Bond Investors Assurance Corporation
MVRICS  --  Municipal Variable Rate Inverse Coupon Security
PCR     --  Pollution Control Revenue
PSFG    --  Permanent School Fund Guaranty
RAN     --  Revenue Anticipation Notes
RIBS    --  Residual Interest Bonds
RITES   --  Residual Interest Tax-Exempt Securities
SYCC    --  Structured Yield Curve Certificate
TAN     --  Tax Anticipation Notes
TECP    --  Tax Exempt Commercial Paper
TOB     --  Tender Option Bonds
TRAN    --  Tax and Revenue Anticipation Notes
VA      --  Veterans Administration
VRDD    --  Variable Rate Daily Demand
VRWE    --  Variable Rate Wednesday Demand


-------------------------------------[LOGO]-------------------------------------

================================================================================
                       Statement of Assets and Liabilities
                                   (unaudited)
================================================================================

                                                                  May 31, 1998
================================================================================
ASSETS:
   Investments, at value (Cost -- $137,963,997)                   $ 142,395,286
   Interest receivable                                                2,130,477
--------------------------------------------------------------------------------
   Total Assets                                                     144,525,763
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                   4,366,918
   Dividends payable                                                    278,106
   Payable to bank                                                      229,566
   Investment advisory fees payable                                      79,948
   Administration fees payable                                           22,514
   Accrued expenses                                                     145,909
--------------------------------------------------------------------------------
   Total Liabilities                                                  5,122,961
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 139,402,802
================================================================================
NET ASSETS:
   Par value of capital shares                                    $      11,235
   Capital paid in excess of par value                              134,234,852
   Overdistributed net investment income                                (74,897)
   Accumulated net realized gain from security transactions             800,323
   Net unrealized appreciation of investments                         4,431,289
--------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $12.41 a share on 11,234,706 shares of $0.001
     par value outstanding; 500,000,000 shares authorized)        $ 139,402,802
================================================================================

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Statement of Operations
                                   (unaudited)
================================================================================

                                                                     Nine Months
                                                                         Ended
                                                                        5/31/98
================================================================================
INVESTMENt INCOME:
   Interest                                                          $ 5,729,272
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                     721,986
   Administration fees (Note 3)                                          206,282
   Shareholder communications                                             96,174
   Registration fees                                                      40,358
   Directors' fees                                                        31,165
   Audit and legal                                                        22,977
   Shareholder and system servicing fees                                  14,461
   Pricing service fees                                                    6,584
   Custody                                                                 5,157
   Other                                                                   5,438
--------------------------------------------------------------------------------
   Total Expenses                                                      1,150,582
--------------------------------------------------------------------------------
Net Investment Income                                                  4,578,690
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                              87,069,680
     Cost of securities sold                                          86,255,112
--------------------------------------------------------------------------------
   Net Realized Gain                                                     814,568
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                                 197,972
     End of period                                                     4,431,289
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             4,233,317
--------------------------------------------------------------------------------
Net Gain on Investments                                                5,047,885
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $ 9,626,575
================================================================================

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                       Statements of Changes in Net Assets
================================================================================
                                                   Nine Months
                                                      Ended
                                                     5/31/98        Year Ended
                                                   (unaudited)        8/31/97
================================================================================
OPERATIONS:
   Net investment income                           $  4,578,690     $  7,070,019
   Net realized gain                                    814,568        2,550,959
   Increase in net unrealized appreciation            4,233,317        2,730,988
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations             9,626,575       12,351,966
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                             (4,830,923)      (7,353,773)
   Net realized gains                                (1,909,900)      (3,125,168)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                   (6,740,823)     (10,478,941)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net asset value of shares issued
     for reinvestment of dividends                           --          214,541
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                                 --          214,541
--------------------------------------------------------------------------------
Increase in Net Assets                                2,885,752        2,087,566
NET ASSETS:
   Beginning of period                              136,517,050      134,429,484
--------------------------------------------------------------------------------
   End of period*                                  $139,402,802     $136,517,050
================================================================================
* Includes undistributed (overdistributed)
     net investment income of:                         $(74,897)        $177,336
================================================================================

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                                   (unaudited)
================================================================================

     1. Significant Accounting Policies

     Managed Municipals Portfolio II Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1997, reclassifications were made to undistributed net investment income and accumulated net realized gains to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                             (unaudited)(continued)
================================================================================

     2. Exempt-Interest Dividends and Other Distributions

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     3. Investment Advisory Agreement, Administration Agreement and Other Transactions

     Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.70% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

     MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     All officers and one Director of the Fund are employees of Smith Barney Inc., another subsidiary of SSBH.

     4. Investments

     For the nine months ended May 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $87,339,939
--------------------------------------------------------------------------------
Sales                                                                87,069,680
================================================================================

     At May 31, 1998, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 9,738,487
Gross unrealized depreciation                                        (5,307,198)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 4,431,289
================================================================================


-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                             (unaudited)(continued)
================================================================================

     5.  Futures Contracts

     Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

     The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

     At May 31, 1998, the Fund had no open futures contracts.

     6. Repurchase Agreements

     The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     7. Capital Shares

     During the year ended August 31, 1997, capital stock transactions were as follows:

                                                            Shares       Amount
================================================================================
Shares issued on reinvestment                               18,038      $214,541
================================================================================


-------------------------------------[LOGO]-------------------------------------

================================================================================
                              Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each period:

                                         1998(1)          1997           1996          1995           1994          1993(2)
=============================================================================================================================
Net Asset Value,
   Beginning of Period                  $12.15           $11.98         $12.36        $12.15         $13.37         $12.00
-----------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                  0.41             0.63           0.66          0.69           0.64           0.62
   Net realized and
    unrealized gain (loss)                0.45             0.48          (0.21)         0.32          (0.61)          1.34
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Operations              0.86             1.11           0.45          1.01           0.03           1.96
-----------------------------------------------------------------------------------------------------------------------------
Offering Costs Credited
   (Charged) to Paid-In Capital             --               --             --            --           0.01          (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                 (0.43)           (0.66)         (0.67)        (0.68)         (0.67)         (0.55)
   Net realized gains                    (0.17)           (0.28)         (0.16)        (0.12)         (0.59)            --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.60)           (0.94)         (0.83)        (0.80)         (1.26)         (0.55)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                        $12.41           $12.15         $11.98        $12.36         $12.15         $13.37
-----------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Market Value                          (0.37)%++         7.75%          7.35%         8.86%          0.72%          9.97%++
-----------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Net Asset Value*                       7.52%++          9.86%          4.01%         9.20%          0.48%         16.46%++
-----------------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (000s)               $139,403         $136,517       $134,429      $138,649       $136,248       $149,970
-----------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
   Expenses                               1.12%+           1.10%          1.09%         1.14%          1.12%          1.10%+
   Net investment income                  4.44+            5.23           5.31          5.80           5.08           5.21+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     61%              97%            63%           95%            85%           163%
-----------------------------------------------------------------------------------------------------------------------------
Market Value, End of Period            $11.063          $11.688        $11.750       $11.625        $11.500        $12.625
=============================================================================================================================

(1)  For the nine months ended May 31, 1998 (unaudited).
(2) For the period from September 24, 1992 (commencement of operations) to August 31, 1993.
* The total return assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                         Quarterly Results of Operations
                                   (unaudited)
================================================================================

                                                                          Net Realized                Net Increase
                                                                         and Unrealized               (Decrease) in
                      Investment             Net Investment              Gain (Loss) on              Net Assets From
                       Income                    Income                    Investments                 Operations
----------------------------------------------------------------------------------------------------------------------------
                               Per                        Per                           Per                           Per
Quarter Ended    Total        Share          Total       Share           Total         Share           Total         Share
============================================================================================================================
November 30,
   1995       $2,247,062      $0.20       $1,848,446      $0.17       $4,293,829       $0.38        $6,142,275       $0.55
February 29,
   1996        2,168,432       0.19        1,762,535       0.16          356,980        0.03         2,119,515        0.19
May 31,
   1996        2,248,001       0.20        1,874,744       0.16       (5,875,854)      (0.52)       (4,001,110)      (0.36)
August 31,
   1996        2,271,619       0.20        1,922,889       0.17       (1,101,944)      (0.10)          820,945        0.07
November 30,
   1996        2,227,411       0.20        1,879,304       0.17        5,753,327        0.51         7,632,631        0.68
February 28,
   1997        2,180,922       0.19        1,839,607       0.16       (3,515,568)      (0.31)       (1,675,961)      (0.15)
May 31,
   1997        2,225,788       0.20        1,860,549       0.17       (1,006,118)      (0.08)          854,431        0.09
August 31,
   1997        1,927,002       0.17        1,490,559       0.13        4,050,306        0.36         5,540,865        0.49
November 30,
   1997        1,867,638       0.17        1,459,739       0.13        2,741,066        0.25         4,200,805        0.38
February 28,
   1998        1,928,672       0.17        1,555,286       0.14        2,311,045        0.20         3,866,331        0.34
May 31,
   1998        1,932,962       0.17        1,563,665       0.14           (4,226)      (0.00)        1,559,439        0.14
============================================================================================================================


-------------------------------------[LOGO]-------------------------------------

================================================================================
                                 Financial Data
                                   (unaudited)
================================================================================

For a share of capital stock outstanding throughout each period:

                                 NYSE           Net                      Dividend
  Record       Payable          Closing        Asset       Dividend    Reinvestment
   Date          Date           Price+        Value+         Paid          Price
===================================================================================
  9/26/95        9/29/95       $11.563        $12.34        $0.063        $11.61
 10/24/95       10/27/95        11.750         12.51         0.063         11.83
 11/20/95       11/24/95        11.625         12.60         0.063         11.85
 12/26/95       12/29/95        12.000         12.72         0.063         12.19
 12/26/95*      12/29/95        12.000         12.72         0.036         12.19
  1/23/96        1/26/96        12.125         12.69         0.063         12.35
  2/20/96        2/23/96        12.125         12.61         0.063         12.09
  3/26/96        3/29/96        11.625         12.50         0.059         11.60
  4/23/96        4/26/96        11.250         12.27         0.059         11.42
  5/28/96        5/31/96        11.500         12.30         0.059         11.48
  6/25/96        6/28/96        11.313         12.09         0.059         11.52
  7/23/96        7/26/96        11.375         12.07         0.059         11.52
  8/27/96*       8/30/96        11.688         12.09         0.120         11.69
  9/24/96        9/27/96        11.625         12.09         0.059         11.66
 10/22/96       10/25/96        11.500         12.20         0.059         11.63
 11/25/96       11/29/96        11.438         12.49         0.059         11.50
 12/23/96*      12/27/96        11.375         12.11         0.285++       11.56
  1/28/97        1/31/97        11.500         11.85         0.059         11.52
  2/25/97        2/28/97        11.500         12.01         0.059         11.53
  3/24/97        3/27/97        11.375         11.68         0.059         11.32
  4/22/97        4/25/97        11.375         11.56         0.059         11.38
  5/27/97        5/30/97        11.375         11.76         0.059         11.58
  6/24/97        6/27/97        11.875         11.99         0.059         11.94
  7/22/97        7/25/97        12.000         12.34         0.059         12.06
  8/26/97        8/29/97        11.688         12.11         0.059         11.75
  9/23/97        9/26/97        11.563         12.25         0.056         11.71
 10/28/97       10/31/97        11.438         12.27         0.056         11.47
11/24/97        11/28/97        11.500         12.36         0.056         11.55
12/22/97*       12/26/97        11.625         12.41         0.170         11.57
 1/27/98         1/30/98        12.188         12.44         0.056         12.12
 2/24/98         2/27/98        11.875         12.42         0.056         11.62
 3/24/98         3/27/98        11.250         12.40         0.050         11.37
 4/21/98         4/24/98        11.125         12.28         0.050         11.10
 5/26/98         5/29/98        10.813         12.38         0.050         11.14
===================================================================================

+    As of record date.
++   Includes market discount.
*    Capital gain distribution.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                           Dividend Reinvestment Plan
                                   (unaudited)
================================================================================

     Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his or her own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend-paying agent.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the Common Stock is equal to or exceeds the net asset value per share on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of (1) the net asset value per share most recently determined or (2) 95% of the market price.

     If the net asset value per share of Common Stock at the time of valuation exceeds the market price of the Common Stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before First Data has completed its purchases, and the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution by issuing shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In this case, the number of shares of Common Stock received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by First Data may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases


-------------------------------------[LOGO]-------------------------------------

================================================================================
                           Dividend Reinvestment Plan
                             (unaudited)(continued)
================================================================================

continue later than 30 days after that date, except when necessary to comply with applicable provisions of the Federal securities laws.

     First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant, will be held by First Data in uncertificated form in the name of each Plan participant.

     Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the plan.

     Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-331-1710.

                               ------------------

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


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                                       24

                         Managed Municipals
                          Portfolio II Inc.


Directors                               Investment Adviser
Allan J. Bloostein                      Mutual Management Corp.
Martin Brody                            388 Greenwich Street
Dwight B. Crane                         New York, New York 10013
Robert A. Frankel
William R. Hutchinson                   Transfer Agent
Heath B. McLendon, Chairman             First Data Investor Services
                                         Group, Inc.
Charles F. Barber, Emeritus             P.O. Box 8030
                                        Boston, Massachusetts 02266-8030
Officers
Heath B. McLendon                       Custodian
President and                           PNC Bank, N.A.
Chief Executive Officer                 17th and Chestnut Streets
                                        Philadelphia, Pennsylvania 19103
Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary